Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent events
Subsequent events

16. Subsequent events

In February 2025, 58,481 RSUs were cancelled.

On March 4, 2025, the Company closed a private placement for 9,200,000 flow through common shares at a price of CAD$0.35 per share for gross proceeds of CAD$3.2 million.